Summary of Significant Accounting Policies - Estimated useful lives of the assets (Details)	12 Months Ended
Dec. 31, 2021
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	7 years
Automobile | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Automobile | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Leased automobile
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years